Acquisition of Seaspan Management Services Limited - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Aggregate purchase price				$ 106,518,000
Amount deposited in escrow				7,500,000
Shares issued pertaining to contingent consideration arrangement	195,404	820,697
Acquisition-related costs	$ 0		$ 1,184,000
Seaspan Management Services Limited [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired				100.00%
Class A Common Shares [Member]
Business Acquisition [Line Items]
Shares deposited in escrow				586,212
Additional contingent consideration				39,081